Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

5.  INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent, Assurant, Inc. Information about the Company's current and deferred federal tax expense (benefit) follows:

	Year Ended December 31,
	2012	2011	2010
Current expense (benefit)	$1,842	$(432)	$3,760
Deferred (benefit) expense	(203)	205	290
Total income tax expense (benefit)	$1,639	$(227)	$4,050

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2012	2011	2010
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(8.9)	(33.5)	(2.5)
Change in valuation allowance	0.0	(10.3)	0.1
Dividends-received deduction	(1.5)	(7.0)	(0.8)
Goodwill impairment*	0.0	0.0	2.4
Permanent nondeductible expenses	0.2	0.9	0.1
Other	0.3	0.2	0.1
Effective income tax rate:	25.1%	(14.7)%	34.4%

*  See Note 13 for further information on goodwill impairment.

The 2012 decrease in the deduction for tax-exempt interest and dividends received is primarily due to the increase in pre-tax income. The valuation allowance was eliminated in 2011.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$0
Additions based on tax positions related to the current year	0
Reductions based on tax positions related to the current year	0
Additions for tax positions of prior years	(235)
Reductions for tax positions of prior years	0
Settlements	235
Balance at end of year	$0

As of December 31, 2012, 2011, and 2010, the Company had no liability for unrecognized tax benefits. The Company had no activity related to unrecognized tax benefits for the years ended December 31, 2011 and 2010.

The Company's continuing practice is to recognize interest expense related to income tax matters in income tax expense. During the year ended December 31, 2012, the Company recognized approximately $35 of interest expense related to income tax matters. The Company had $35 of interest accrued as of December 31, 2012. There was no interest accrued as of December 31, 2011. No penalties have been accrued.

The Company files federal income tax returns in the U.S. The Company has substantially concluded all U.S. federal income tax matters for years through 2008. The next federal audit cycle will include tax years 2009-2011 and should begin in 2013.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2012	2011
Deferred Tax Assets
Deferred gain on disposal of business	$931	$1,083
Investments, net	3,368	3,873
Deferred acquisition costs	951	933
Employee and post-retirement benefits	676	568
Compensation related	8	10
Other	111	86
Total deferred tax asset	6,045	6,553
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	6,045	6,553
Deferred Tax Liabilities
Policyholder and separate account reserves	1,921	2,250
Net unrealized appreciation on securities	5,644	4,258
Other	45	418
Total deferred tax liability	7,610	6,926
Net deferred income tax liability	$(1,565)	$(373)

The Company's total valuation allowance against deferred tax assets was eliminated in 2011. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance has been assigned to the Company based on the provisions of the tax sharing agreement. No cumulative valuation allowance has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $6,045 will be realized.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future taxable income, the Company considered all sources of taxable income available to realize its deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax-planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2012, the Company had no net operating or capital loss carryforwards for U.S. federal income tax purposes.